Note 22 - Assets and Liabilities under reinsurance and insurance contracts	6 Months Ended
Jun. 30, 2018
Assets and Liabilities Under reinsurance and insurance contracts
Assets and Liabilities Under Reinsurance and Insurance Contracts

Assets and liabilities under insurance and reinsurance contracts

The breakdown of the balance under the heading “Liabilities under reinsurance and insurance contracts” is as follows:

Technical Reserves by type of insurance product (Millions of euros)
	June 2018	December 2017
Mathematical reserves	8,134	7,961
Provision for unpaid claims reported	645	631
Provisions for unexpired risks and other provisions	721	631
Total	9,500	9,223

The heading “Assets under reinsurance and insurance contracts” in the accompanying consolidated balance sheets includes the amounts that the consolidated insurance entities are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the share of the reinsurer in the technical provisions recognized by the consolidated insurance subsidiaries. As of June 30, 2018 and December 31, 2017, the balance under this heading amounted to €414 million and €421 million, respectively.